Blackstone / GSO Floating Rate Enhanced Income Fund

Statement of Certification

Pursuant to Rule 497(j)

Blackstone / GSO Floating Rate Enhanced Income Fund (the “Fund”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated November 21, 2018 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (File Nos. 333-219127 and 811-23270), which was filed electronically on November 21, 2018 (Accession No. 0001193125-18-332446).

Blackstone / GSO Floating Rate Enhanced Income Fund

By:	/s/ Marisa J. Beeney
Name:	Marisa J. Beeney
Title:	Chief Compliance Officer, Chief Legal Officer and Secretary

Date:	November 23, 2018